Employee Benefits - Fair Value of Japanese and Foreign Pension Plan Assets By Asset Category (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2026	Mar. 31, 2025
Japanese plans [member]
Disclosure of fair value of plan assets [line items]
Cash and cash equivalents	¥ 13,585	¥ 22,760
General accounts	39,574	39,871
Separate accounts	34,851	29,531
Insurance Contracts
Other	(6,961)	(10,367)
Total	1,251,679	1,199,267
Japanese plans [member] | Real estate funds [member]
Disclosure of fair value of plan assets [line items]
Pooled funds	713	209
Japanese plans [member] | Private equity funds [member]
Disclosure of fair value of plan assets [line items]
Pooled funds
Japanese plans [member] | Hedge funds [member]
Disclosure of fair value of plan assets [line items]
Pooled funds	135,314	120,414
Japanese plans [member] | Commingled and other mutual funds [member]
Disclosure of fair value of plan assets [line items]
Pooled funds	154,342	159,255
Japanese plans [member] | Japan [member]
Disclosure of fair value of plan assets [line items]
Equity securities	21,501	22,005
Debt securities	44,213	49,254
Japanese plans [member] | United States [member]
Disclosure of fair value of plan assets [line items]
Equity securities	207,710	200,605
Debt securities	166,213	169,413
Japanese plans [member] | Other [member]
Disclosure of fair value of plan assets [line items]
Equity securities	177,791	145,331
Debt securities	262,833	250,986
Japanese plans [member] | Quoted, Market price in active market [member]
Disclosure of fair value of plan assets [line items]
Cash and cash equivalents	13,585	22,760
General accounts
Separate accounts
Insurance Contracts
Other	(140)	2
Total	707,841	721,468
Japanese plans [member] | Quoted, Market price in active market [member] | Real estate funds [member]
Disclosure of fair value of plan assets [line items]
Pooled funds
Japanese plans [member] | Quoted, Market price in active market [member] | Private equity funds [member]
Disclosure of fair value of plan assets [line items]
Pooled funds
Japanese plans [member] | Quoted, Market price in active market [member] | Hedge funds [member]
Disclosure of fair value of plan assets [line items]
Pooled funds
Japanese plans [member] | Quoted, Market price in active market [member] | Commingled and other mutual funds [member]
Disclosure of fair value of plan assets [line items]
Pooled funds	1,524	1,038
Japanese plans [member] | Quoted, Market price in active market [member] | Japan [member]
Disclosure of fair value of plan assets [line items]
Equity securities	21,501	22,005
Debt securities	42,351	47,992
Japanese plans [member] | Quoted, Market price in active market [member] | United States [member]
Disclosure of fair value of plan assets [line items]
Equity securities	207,710	200,605
Debt securities	132,985	145,869
Japanese plans [member] | Quoted, Market price in active market [member] | Other [member]
Disclosure of fair value of plan assets [line items]
Equity securities	177,745	145,261
Debt securities	110,580	135,936
Japanese plans [member] | Unquoted, Market price in active market [member]
Disclosure of fair value of plan assets [line items]
Cash and cash equivalents
General accounts	39,574	39,871
Separate accounts	34,851	29,531
Insurance Contracts
Other	(6,821)	(10,369)
Total	543,838	477,799
Japanese plans [member] | Unquoted, Market price in active market [member] | Real estate funds [member]
Disclosure of fair value of plan assets [line items]
Pooled funds	713	209
Japanese plans [member] | Unquoted, Market price in active market [member] | Private equity funds [member]
Disclosure of fair value of plan assets [line items]
Pooled funds
Japanese plans [member] | Unquoted, Market price in active market [member] | Hedge funds [member]
Disclosure of fair value of plan assets [line items]
Pooled funds	135,314	120,414
Japanese plans [member] | Unquoted, Market price in active market [member] | Commingled and other mutual funds [member]
Disclosure of fair value of plan assets [line items]
Pooled funds	152,818	158,217
Japanese plans [member] | Unquoted, Market price in active market [member] | Japan [member]
Disclosure of fair value of plan assets [line items]
Equity securities
Debt securities	1,862	1,262
Japanese plans [member] | Unquoted, Market price in active market [member] | United States [member]
Disclosure of fair value of plan assets [line items]
Equity securities
Debt securities	33,228	23,544
Japanese plans [member] | Unquoted, Market price in active market [member] | Other [member]
Disclosure of fair value of plan assets [line items]
Equity securities	46	70
Debt securities	152,253	115,050
Foreign plans [member]
Disclosure of fair value of plan assets [line items]
Cash and cash equivalents	13,491	8,124
General accounts
Separate accounts
Insurance Contracts	127,441
Other	66,362	42,109
Total	1,046,282	958,328
Foreign plans [member] | Real estate funds [member]
Disclosure of fair value of plan assets [line items]
Pooled funds	87,445	70,336
Foreign plans [member] | Private equity funds [member]
Disclosure of fair value of plan assets [line items]
Pooled funds	144,927	154,824
Foreign plans [member] | Hedge funds [member]
Disclosure of fair value of plan assets [line items]
Pooled funds	1,586	26,400
Foreign plans [member] | Commingled and other mutual funds [member]
Disclosure of fair value of plan assets [line items]
Pooled funds	348,676	459,546
Foreign plans [member] | Japan [member]
Disclosure of fair value of plan assets [line items]
Equity securities	683	546
Debt securities	1,508	1,055
Foreign plans [member] | United States [member]
Disclosure of fair value of plan assets [line items]
Equity securities	12,903	10,687
Debt securities	216,100	163,424
Foreign plans [member] | Other [member]
Disclosure of fair value of plan assets [line items]
Equity securities	9,755	6,733
Debt securities	15,405	14,544
Foreign plans [member] | Quoted, Market price in active market [member]
Disclosure of fair value of plan assets [line items]
Cash and cash equivalents	13,491	8,124
General accounts
Separate accounts
Insurance Contracts
Other	381	382
Total	34,932	24,424
Foreign plans [member] | Quoted, Market price in active market [member] | Real estate funds [member]
Disclosure of fair value of plan assets [line items]
Pooled funds
Foreign plans [member] | Quoted, Market price in active market [member] | Private equity funds [member]
Disclosure of fair value of plan assets [line items]
Pooled funds
Foreign plans [member] | Quoted, Market price in active market [member] | Hedge funds [member]
Disclosure of fair value of plan assets [line items]
Pooled funds
Foreign plans [member] | Quoted, Market price in active market [member] | Commingled and other mutual funds [member]
Disclosure of fair value of plan assets [line items]
Pooled funds
Foreign plans [member] | Quoted, Market price in active market [member] | Japan [member]
Disclosure of fair value of plan assets [line items]
Equity securities	683	546
Debt securities
Foreign plans [member] | Quoted, Market price in active market [member] | United States [member]
Disclosure of fair value of plan assets [line items]
Equity securities	12,903	10,687
Debt securities
Foreign plans [member] | Quoted, Market price in active market [member] | Other [member]
Disclosure of fair value of plan assets [line items]
Equity securities	7,474	4,685
Debt securities
Foreign plans [member] | Unquoted, Market price in active market [member]
Disclosure of fair value of plan assets [line items]
Cash and cash equivalents
General accounts
Separate accounts
Insurance Contracts	127,441
Other	65,981	41,727
Total	1,011,350	933,904
Foreign plans [member] | Unquoted, Market price in active market [member] | Real estate funds [member]
Disclosure of fair value of plan assets [line items]
Pooled funds	87,445	70,336
Foreign plans [member] | Unquoted, Market price in active market [member] | Private equity funds [member]
Disclosure of fair value of plan assets [line items]
Pooled funds	144,927	154,824
Foreign plans [member] | Unquoted, Market price in active market [member] | Hedge funds [member]
Disclosure of fair value of plan assets [line items]
Pooled funds	1,586	26,400
Foreign plans [member] | Unquoted, Market price in active market [member] | Commingled and other mutual funds [member]
Disclosure of fair value of plan assets [line items]
Pooled funds	348,676	459,546
Foreign plans [member] | Unquoted, Market price in active market [member] | Japan [member]
Disclosure of fair value of plan assets [line items]
Equity securities
Debt securities	1,508	1,055
Foreign plans [member] | Unquoted, Market price in active market [member] | United States [member]
Disclosure of fair value of plan assets [line items]
Equity securities
Debt securities	216,100	163,424
Foreign plans [member] | Unquoted, Market price in active market [member] | Other [member]
Disclosure of fair value of plan assets [line items]
Equity securities	2,281	2,048
Debt securities	¥ 15,405	¥ 14,544